Service Concession Arrangements	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about service concession arrangements [abstract]
Service Concession Arrangements
46.	Service Concession Arrangements

(i)	Significant terms and concession period of the arrangement
The Company has entered into a contract with PT. Perusahaan Listrik Negara (the “PT PLN”) whereby the Company provides electricity generated and charge tariff rates designed to recover capital cost, fixed O&M cost, water usage cost, variable O&M cost and special facilities cost during the concession period after building, rehabilitating, and operating the power plant for approximately 30 years (2018~2048) subsequent to the completion of plant construction.

(ii)	Rights and classification of the arrangement
The Company has the rights to use and own the power plant during the concession period from 2018 to 2048. At the end of the concession period, PT PLN has an option to take over the ownership of the power plant from the Company.
(iii)	Classification method
This project allows PT PLN to acquire ownership of the plant after the end of the 30-years contract period

(iv)	The Company’s expected future collections of service concession arrangements as of December 31, 2022 are as follows:

Type		Amounts
		In millions of won
Less than 1 year	￦	31,653
1 ~ 2 years		31,800
2 ~ 3 years		31,728
Over 3 years		548,400

	￦	643,581